Together directly, members of the Board of Directors and the Board of the Executive Officers had the following shareholding in Bradesco: (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Common shares	0.33%	0.53%
Preferred shares	0.80%	0.91%
Total shares	0.57%	0.72%